Stockholders' Equity (Deficit) (Details) (USD $)	4 Months Ended	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2012
Schedule of stock issued for cash and services
Services - Chief executive officer and founder, Quantity	3,000,000
Services - Chief executive officer and founder, Valuation	$ 3,000
Service, Value per share	$ 0.001
Cash, Quantity	645,000	94,000
Cash, Valuation	32,250	4,700
Cash, Value per share	$ 0.05	$ 0.05
Total, Quantity	3,645,000
Total, Valuation	$ 35,250
Total, minimum value per share	$ 0.001
Total, maximum value per share	$ 0.05